Debt (Details) € in Millions, SFr in Millions, $ in Millions			1 Months Ended							12 Months Ended
	Mar. 26, 2019 EUR (€)	Mar. 26, 2019 USD ($)	Feb. 28, 2019 CHF (SFr)	Feb. 28, 2019 USD ($)	Apr. 30, 2018 USD ($)	May 31, 2017 EUR (€)	May 31, 2017 USD ($)	May 31, 2016 EUR (€)	May 31, 2016 USD ($)	Dec. 31, 2018 EUR (€) Program	Dec. 31, 2018 CHF (SFr) Program	Dec. 31, 2018 USD ($) Program	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 USD ($)
Debt
Total debt												$ 8,618			$ 7,408
Short-term debt (weighted-average interest rate of 2.3% and 2.7%, respectively)												561			317
Current maturities of long-term debt (weighted average nominal interest rate of 2.7% and 2.0%, respectively)												1,470			409
Short-term debt and current maturities of long-term debt												$ 2,031			$ 726
Short-term debt, weighted average interest rate (as a percent)										2.30%	2.30%	2.30%	2.70%	2.70%	2.70%
Current maturities of long-term debt, weighted average nominal interest rate (as a percent)										2.70%	2.70%	2.70%	2.00%	2.00%	2.00%
Number of commercial paper programs | Program										2	2	2
Long-term debt:
Total												$ 8,057			$ 7,091
Current portion of long-term debt												(1,470)			(409)
Long-term debt												6,587			6,682
Maturities of long-term debt
2019												1,448
2020												326
2021												1,269
2022												1,250
2023												1,252
Thereafter												2,366
Total												7,911
ABB Finance (USA) Inc
Long-term debt:
Ownership interest (as a percent)					100.00%					100.00%
Floating rate
Long-term debt:
Total												$ 3,106			$ 3,213
Debt nominal interest rate (as a percent)										1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Debt effective interest rate (as a percent)										1.10%	1.10%	1.10%	0.60%	0.60%	0.60%
Fixed rate
Long-term debt:
Total												$ 4,951			$ 3,878
Debt nominal interest rate (as a percent)										3.60%	3.60%	3.60%	3.50%	3.50%	3.50%
Debt effective interest rate (as a percent)										3.60%	3.60%	3.60%	3.50%	3.50%	3.50%
Current portion of long-term debt
Long-term debt:
Debt nominal interest rate (as a percent)										2.70%	2.70%	2.70%	2.00%	2.00%	2.00%
Debt effective interest rate (as a percent)										2.70%	2.70%	2.70%	2.00%	2.00%	2.00%
Bonds
Long-term debt:
Total												$ 7,842			$ 6,845
Proceeds from issuance of bonds			SFr 449	$ 449	$ 1,494
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation					100.00%
Minimum threshold for early redemption by the entity					100.00%
1.50% CHF Bonds, due 2018
Debt
Debt instrument, face amount | SFr														SFr 350
Long-term debt:
Total															$ 358
Debt nominal interest rate (as a percent)										1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
2.625% EUR Instruments, due 2019
Debt
Debt instrument, face amount | €										€ 1,250			€ 1,250
Long-term debt:
Total												$ 1,431			$ 1,493
Debt nominal interest rate (as a percent)										2.625%	2.625%	2.625%	2.625%	2.625%	2.625%
Repurchase terms
Repayment of bonds	€ 1,250	$ 1,414
2.8% USD Notes, due 2020
Debt
Debt instrument, face amount												$ 300
Long-term debt:
Total												$ 299
Debt nominal interest rate (as a percent)										2.80%	2.80%	2.80%	2.80%	2.80%	2.80%
4.0% USD Notes, due 2021
Debt
Debt instrument, face amount												$ 650			$ 650
Long-term debt:
Total												$ 646			$ 644
Debt nominal interest rate (as a percent)										4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation										100.00%
2.25% CHF Bonds, due 2021
Debt
Debt instrument, face amount | SFr											SFr 350			SFr 350
Long-term debt:
Total												$ 373			$ 378
Debt nominal interest rate (as a percent)										2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Repurchase terms
Minimum threshold for early redemption by the entity										85.00%
5.625% USD Notes, due 2021
Debt
Debt instrument, face amount												$ 250			$ 250
Long-term debt:
Total												$ 265			$ 270
Debt nominal interest rate (as a percent)										5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation										100.00%
2.875% USD Notes, due 2022
Debt
Debt instrument, face amount												$ 1,250			$ 1,250
Long-term debt:
Total												$ 1,242			$ 1,256
Debt nominal interest rate (as a percent)										2.875%	2.875%	2.875%	2.875%	2.875%	2.875%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation										100.00%
2.875% USD Notes, due 2022 | Interest rate swaps
Repurchase terms
Amount of hedged item												$ 1,050
3.375% USD Notes, due 2023
Debt
Debt instrument, face amount												450
Long-term debt:
Total												$ 448
Debt nominal interest rate (as a percent)										3.375%	3.375%	3.375%	3.375%	3.375%	3.375%
Repurchase terms
Redemption period prior to their maturity					1 month
0.625% EUR Instruments, due 2023
Debt
Debt instrument, face amount | €										€ 700			€ 700
Long-term debt:
Total | €										€ 807			€ 834
Debt nominal interest rate (as a percent)										0.625%	0.625%	0.625%	0.625%	0.625%	0.625%
Proceeds from issuance of bonds								€ 697	$ 807
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation										100.00%
0.75% EUR Instruments, due 2024
Debt
Debt instrument, face amount | €										€ 750			€ 750
Long-term debt:
Total | €										€ 862			€ 889
Debt nominal interest rate (as a percent)										0.75%	0.75%	0.75%
Proceeds from issuance of bonds						€ 745	$ 824
3.8% USD Notes, due 2028
Debt
Debt instrument, face amount												$ 750
Long-term debt:
Total												$ 746
Debt nominal interest rate (as a percent)										3.80%	3.80%	3.80%	3.80%	3.80%	3.80%
Repurchase terms
Redemption period prior to their maturity					3 months
4.375% USD Notes, due 2042
Debt
Debt instrument, face amount												$ 750			$ 750
Long-term debt:
Total												$ 723			723
Debt nominal interest rate (as a percent)										4.375%	4.375%	4.375%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation										100.00%
0.3% CHF Notes, due 2024
Debt
Debt instrument, face amount | SFr			SFr 280
Long-term debt:
Debt nominal interest rate (as a percent)			0.30%
1.0% CHF Notes, due 2029
Debt
Debt instrument, face amount | SFr			SFr 170
Long-term debt:
Debt nominal interest rate (as a percent)			1.00%
U.S. dollar-denominated commercial paper
Debt
Commercial paper program, capacity		2,000										$ 2,000
Commercial paper, amount outstanding		825										292			259
Euro-commercial paper
Debt
Commercial paper program, capacity		2,000										2,000
Commercial paper, amount outstanding		$ 509										172			0
Line of credit
Debt
Amount drawn												$ 0			$ 0
Line of credit | Multicurrency credit facility maturing 2019 extended to 2021
Debt
Commitment fee as a proportion of the margin (as a percent)										35.00%
Commitment fee on credit facility (as a percent)										0.07%
Utilization fee on credit facility on drawings representing one-third or less of the total facility (as a percent)										0.075%
Utilization fee on credit facility on drawings representing between one-third and two-thirds of the total facility (as a percent)										0.15%
Utilization fee on credit facility over two-thirds of the facility, percentage										0.30%
Line of credit | Multicurrency credit facility maturing 2019 extended to 2021 | LIBOR
Debt
Interest cost above variable interest rate on facility (as a percent)										0.20%
Line of credit | Multicurrency credit facility maturing 2019 extended to 2021 | EURIBOR
Debt
Interest cost above variable interest rate on facility (as a percent)										0.20%